Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Joint operations [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	$ 33,812	$ 40,513
Amounts owing from related parties	13,625	15,474
Associates [member] | Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	69,490	169,773
Associates [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	5,097	10,097
Amounts owing from related parties	40,759	33,486
Associates [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	$ 473	$ 3,828